ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 89.6%
	COMMUNICATIONS — 9.6%
8,000	IAC, Inc.*	$415,520
75,000	Liberty Global PLC - Class C*[1,2]	1,593,750
61,000	Liberty Latin America Ltd. - Class C*[2]	535,580
157,000	Nerdy, Inc.*	394,070
130,000	Vodafone Group PLC - ADR[1]	1,556,100
		4,495,020
	CONSUMER DISCRETIONARY — 21.1%
134,000	Cie Plastic Omnium S.A.	2,413,573
42,000	General Motors Co.[1]	1,627,080
211,000	Haier Smart Home Co., Ltd. - Class D	283,639
29,631	Lennar Corp.	2,419,668
24,200	Magna International, Inc.[2]	1,348,666
16,487	Victoria PLC*	116,603
170,352	Vistry Group PLC	1,679,137
		9,888,366
	CONSUMER STAPLES — 0.6%
300,000	Greencore Group PLC*	293,902
	ENERGY — 4.0%
5,507	Chevron Corp.	885,360
17,500	DCC PLC	971,842
		1,857,202
	FINANCIALS — 30.7%
18,000	AerCap Holdings N.V.*[2]	1,123,920
229,000	Barclays PLC - ADR[1]	1,937,340
100,753	Burford Capital Ltd.	816,785
36,980	Citigroup, Inc.[1]	1,874,516
5,200	Fairfax Financial Holdings Ltd.[1,2]	3,635,216
62,000	Jefferies Financial Group, Inc.[1]	2,342,980
40,000	Power Corp. of Canada	1,067,644
109,952	Protector Forsikring A.S.A.	1,545,180
		14,343,581
	HEALTH CARE — 2.0%
47,000	Medmix A.G.[3]	909,776
	INDUSTRIALS — 16.2%
21,000	Ashtead Group PLC	1,389,488
10,000	FedEx Corp.	2,032,200
70,000	ISS A/S*	1,525,695

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
30,000	Sulzer A.G.	$2,603,627
		7,551,010
	MATERIALS — 1.9%
510,000	Eurocell PLC	904,799
	REAL ESTATE — 1.8%
127,733	Five Point Holdings LLC - Class A*	279,735
7,000	Howard Hughes Corp.*	581,840
		861,575
	TECHNOLOGY — 1.7%
20,000	Dell Technologies, Inc. - Class C	812,800
	TOTAL COMMON STOCKS
	(Cost $41,473,738)	41,918,031
	PREFERRED STOCKS — 2.2%
	ENERGY — 2.2%
3,357	Elk Liquidating Trust *[4,5,6]	68,280
3,073	EPI Preferred Holdings, Inc.[4,5,6]	967,995
		1,036,275
	TOTAL PREFERRED STOCKS
	(Cost $356,450)	1,036,275
	EXCHANGE-TRADED FUNDS — 6.4%
30,000	Goldman Sachs Access Treasury 0-1 Year ETF	2,997,600
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $2,995,419)	2,997,600

Principal Amount
	SHORT-TERM INVESTMENTS — 1.4%
$618,051	UMB Bank Demand Deposit, 0.01%[7]	618,051
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $618,051)	618,051
	TOTAL INVESTMENTS — 99.6%
	(Cost $45,443,658)	46,569,957
	Other Assets in Excess of Liabilities — 0.4%	206,121
	TOTAL NET ASSETS — 100.0%	$46,776,078

ACR Multi-Strategy Quality Return (MQR) Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2023 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (1.0)%
	EXCHANGE-TRADED FUNDS — (1.0)%
(2,500)	iShares Russell 2000 ETF	$(470,450)
	TOTAL EXCHANGE-TRADED FUNDS
	(Proceeds $382,871)	(470,450)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $382,871)	$(470,450)

ADR – American Depository Receipt
ETF – Exchange-Traded Fund
LLC – Limited Liability Company
PLC – Public Limited Company

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $8,850,776, which represents 18.9% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $909,776 which represents 1.9% of total net assets of the Fund.
[4]Level 3 securities fair valued under procedures established by the Board of Trustees, represent 2.2% of total net assets of the Fund. The aggregate value of these securities is $1,036,275.
[5]Post-reorganization assets.
[6]Security in a privately owned company.
[7]The rate is the annualized seven-day yield at period end.